CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Net income (loss)	[1]	¥ (390,707)	¥ 343,578
Other comprehensive income (loss), net of tax		260,349	38,196
Total comprehensive income (loss)		(130,358)	381,774
Less: Total comprehensive income (loss) attributable to noncontrolling interests		(10,205)	31,446
Total comprehensive income (loss) attributable to MHFG shareholders		¥ (120,153)	¥ 350,328

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”